PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER ASSETS

9.	PREPAID EXPENSES AND OTHER ASSETS

	As of December 31,
	2024	2025
	RMB	RMB
Advances to suppliers	47,204	96,911
Other receivables	37,236	45,267
Prepayment for equipment	2,367	17,225
Prepaid expenses	1,138	16,101
Lease hold improvement	1,383	584
Expected return assets	88	63
Total	89,416	176,151
Less: non-current portion	(18,053)	(19,055)
Prepaid expenses and other assets-current portion	71,363	157,096